CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Net of accumulated amortization (in dollars)	$ 49,930	$ 39,197
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	11,707,051	11,687,747
Common stock, shares outstanding	11,707,051	11,687,747
In Process Research and Development [Member]
Net of accumulated amortization (in dollars)	$ 0